Transactions with Related Parties and Subsidiaries - Additional Information (Details) - Parent [member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure transactions with related parties and subsidiaries [line items]
Borrowings from subsidiaries	$ 25,000	$ 25,000,000
Borrowings by subsidiaries		$ 25,000,000
Borrowings, interest rate		5.00%
Borrowings, maturity		2025
Borrowings amount drawn	14,200,000	$ 14,200,000
Revenue from rendering of services, related party transactions	$ 8,700	$ 8,600	$ 10,600